Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 750,780	$ 893,183	$ 124,112
Accounts receivable, net of allowance for doubtful accounts of $6,598, $17,964 and 4,496 respectively	42,886	122,675	117,863
Other receivable	120,381	92,065	182,112
Inventories, net of inventory reserve of $469,082 and $406,355, respectively	557,420	499,340	768,297
Advance to suppliers	61,248	75,256	22,314
Prepaid expenses	4,005	5,321	4,459
Other assets - current	3,618
Total current assets	1,540,338	1,687,840	1,219,157
Property and equipment, net	3,248	1,411
Long-term Investment	52,366	100,266
Restricted cash	199,955	199,847	199,895
Other assets	12,379	12,379	13,272
Total assets	1,808,286	2,001,743	1,432,324
Current Liabilities:
Accounts payable	73,492	79,566	174,816
Deferred compensation	507,913	501,613	823,313
Convertible debentures - current	80,000	489,000	1,309,000
Accrued expenses and other current liabilities	155,327	142,221	435,264
Total current liabilities	816,732	1,212,400	2,742,393
Convertible debentures - non-current	409,000
Total liabilities	1,225,732	1,212,400	2,742,393
Stockholders' Equity:
Preferred stock, $0.01 par value; authorized 5,000,000 shares, issued and outstanding 0 shares
Common stock, $0.01 par value; authorized 65,000,000, 65,000,000 and 30,000,000 shares, issued and outstanding 17,595,062, 17,595,062 and 15,927,562 shares	175,951	175,951	159,276
Additional paid-in capital	17,032,906	17,032,906	14,818,277
Accumulated other comprehensive loss	(4,150)	(2,568)	(190)
Accumulated deficit	(16,622,153)	(16,416,946)	(16,287,432)
Total stockholders' equity (deficit)	582,554	789,343	(1,310,069)
Total liabilities and stockholders' equity (deficit)	$ 1,808,286	$ 2,001,743	$ 1,432,324